Franklin Value Investors Trust
Statement of Investments (unaudited), July 31, 2020
Franklin MicroCap Value Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 97.4%
Aerospace & Defense 1.2%
a
Ducommun, Inc. ...................................... United States 41,500 $ 1,491,925
a
Banks 16.8%
American National Bankshares , Inc. ....................... United States 30,504 669,868
Ames National Corp. ................................... United States 21,593 399,471
Arrow Financial Corp. .................................. United States 34,800 950,040
Bar Harbor Bankshares ................................. United States 121,700 2,419,396
First Business Financial Services, Inc. ...................... United States 37,400 556,138
First Financial Corp. ................................... United States 31,900 1,066,417
First Internet Bancorp .................................. United States 149,500 2,190,175
First Mid Bancshares, Inc. ............................... United States 19,400 473,554
a
First Western Financial, Inc. ............................. United States 24,293 342,774
Investar Holding Corp. ................................. United States 175,181 2,335,163
Northeast Bank ....................................... United States 148,135 2,820,490
Northrim BanCorp , Inc. ................................. United States 41,100 946,122
Orrstown Financial Services, Inc. ......................... United States 43,700 594,320
Peapack -Gladstone Financial Corp. ....................... United States 71,376 1,162,001
Peoples Financial Services Corp. ......................... United States 67,751 2,432,939
a
Select Bancorp, Inc. ................................... United States 66,200 517,022
WesBanco , Inc. ....................................... United States 42,357 839,939
20,715,829
Biotechnology 1.1%
a
Anika Therapeutics, Inc. ................................ United States 37,000 1,346,800
a
Building Products 2.2%
a
Gibraltar Industries, Inc. ................................ United States 52,996 2,740,953
a
Commercial Services & Supplies 0.5%
a
Heritage-Crystal Clean, Inc. ............................. United States 41,600 579,488
a
Communications Equipment 2.0%
a
Digi International, Inc. .................................. United States 113,801 1,379,268
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,037,168
2,416,436
Construction & Engineering 5.6%
a
Ameresco , Inc., A ..................................... United States 113,200 3,133,376
a
Northwest Pipe Co. .................................... United States 70,100 1,741,985
a
Sterling Construction Co., Inc. ............................ United States 194,451 2,002,845
6,878,206
Construction Materials 0.7%
United States Lime & Minerals, Inc. ........................ United States 9,000 811,890
Containers & Packaging 0.5%
a
UFP Technologies, Inc. ................................. United States 14,500 625,530
a
Diversified Telecommunication Services 2.4%
ATN International, Inc. .................................. United States 29,000 1,671,270
a
ORBCOMM, Inc. ...................................... United States 317,500 1,336,675
3,007,945
Electrical Equipment 4.6%
LSI Industries, Inc. .................................... United States 485,000 2,842,100
Preformed Line Products Co. ............................ United States 23,400 1,152,684
a
Ultralife Corp. ........................................ United States 239,202 1,698,334
5,693,118

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 4.0%
a
Key Tronic Corp. ...................................... United States 314,380 $ 2,128,353
a
Kimball Electronics, Inc. ................................ United States 108,100 1,435,568
Richardson Electronics Ltd. .............................. United States 317,100 1,373,043
4,936,964
Energy Equipment & Services 0.8%
a
Geospace Technologies Corp. ............................ United States 77,500 585,125
a
Natural Gas Services Group, Inc. ......................... United States 71,710 457,510
1,042,635
Equity Real Estate Investment Trusts (REITs) 1.1%
Alpine Income Property Trust, Inc. ......................... United States 99,300 1,394,172
Food & Staples Retailing 1.4%
Village Super Market, Inc., A ............................. United States 70,400 1,777,600
Food Products 1.5%
a
Seneca Foods Corp., A ................................. United States 46,115 1,806,786
a
Health Care Equipment & Supplies 2.5%
a
IntriCon Corp. ........................................ United States 58,900 636,120
Invacare Corp. ....................................... United States 244,800 1,723,392
a
Surgalign Holdings, Inc. ................................ United States 241,200 677,772
3,037,284
Health Care Technology 2.4%
Computer Programs and Systems, Inc. ..................... United States 52,800 1,303,104
a
MTBC, Inc. .......................................... United States 149,500 1,625,065
2,928,169
Hotels, Restaurants & Leisure 3.8%
a
Century Casinos, Inc. .................................. United States 326,062 1,314,030
a
Chuy's Holdings, Inc. .................................. United States 81,100 1,290,301
a
Full House Resorts, Inc. ................................ United States 798,464 1,109,865
Ruth's Hospitality Group, Inc. ............................ United States 156,500 1,047,767
4,761,963
Household Durables 2.4%
Hooker Furniture Corp. ................................. United States 70,000 1,498,000
a
Purple Innovation, Inc. ................................. United States 61,900 1,508,503
3,006,503
Independent Power and Renewable Electricity Producers 0.5%
Polaris Infrastructure, Inc. ............................... Canada 61,100 652,786
Interactive Media & Services 0.6%
a
DHI Group, Inc. ....................................... United States 304,800 762,000
a
Machinery 9.9%
Alamo Group, Inc. ..................................... United States 28,300 2,918,013
Hurco Cos., Inc. ...................................... United States 105,200 2,918,248
Miller Industries, Inc. ................................... United States 94,900 2,690,415
Shyft Group, Inc. (The) ................................. United States 195,000 3,681,601
12,208,277
Metals & Mining 2.1%
Olympic Steel, Inc. .................................... United States 98,100 1,037,898
Schnitzer Steel Industries, Inc., A ......................... United States 63,200 1,162,880

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining (continued)
a
Universal Stainless & Alloy Products, Inc. ................... United States 57,707 $ 414,913
2,615,691
Mortgage Real Estate Investment Trusts (REITs) 1.7%
Arbor Realty Trust, Inc. ................................. United States 200,513 2,043,227
Oil, Gas & Consumable Fuels 1.7%
Adams Resources & Energy, Inc. ......................... United States 30,000 635,100
Ardmore Shipping Corp. ................................ Ireland 364,400 1,497,684
2,132,784
Paper & Forest Products 1.2%
Mercer International, Inc. ................................ Germany 192,300 1,432,635
Real Estate Management & Development 3.6%
CTO Realty Growth, Inc. ................................ United States 29,900 1,185,236
Griffin Industrial Realty, Inc. .............................. United States 67,100 3,301,320
4,486,556
Semiconductors & Semiconductor Equipment 3.2%
a
AXT, Inc. ............................................ United States 254,300 1,218,097
a
Photronics , Inc. ....................................... United States 233,500 2,773,980
3,992,077
Specialty Retail 4.2%
Children's Place, Inc. (The) .............................. United States 33,400 815,294
a
Genesco, Inc. ........................................ United States 66,500 1,034,075
Haverty Furniture Cos., Inc. .............................. United States 61,400 873,108
a
Hibbett Sports, Inc. .................................... United States 62,700 1,454,013
Shoe Carnival, Inc. .................................... United States 42,500 1,043,375
5,219,865
Textiles, Apparel & Luxury Goods 4.3%
Crown Crafts, Inc. ..................................... United States 68,600 321,734
a
Delta Apparel, Inc. ..................................... United States 101,100 1,423,488
Rocky Brands, Inc. .................................... United States 112,720 2,564,380
a
Vera Bradley, Inc. ..................................... United States 240,000 1,052,400
5,362,002
Thrifts & Mortgage Finance 6.5%
Premier Financial Corp. ................................. United States 134,000 2,369,120
Southern Missouri Bancorp, Inc. .......................... United States 85,900 1,873,479
Territorial Bancorp, Inc. ................................. United States 43,800 962,286
Western New England Bancorp, Inc. ....................... United States 142,100 716,184
WSFS Financial Corp. .................................. United States 73,800 2,105,514
8,026,583
Water Utilities 0.4%
Consolidated Water Co. Ltd. ............................. United States 38,900 477,303
Total Common Stocks (Cost $92,107,552) ......................................
120,411,982

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 1.8%
a a
Country Shares
a
Value
a
Money Market Funds 1.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,214,710 $ 2,214,710
Total Money Market Funds (Cost $2,214,710) ...................................
2,214,710
Total Short Term Investments (Cost $2,214,710 ) .................................
2,214,710
a
Total Investments (Cost $94,322,262) 99.2% ....................................
$122,626,692
Other Assets, less Liabilities 0.8% .............................................
978,270
Net Assets 100.0% ...........................................................
$123,604,962
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Mutual U.S. Value Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks 92.7%
Aerospace & Defense 1.4%
Huntington Ingalls Industries, Inc. ....................................... 53,000 $ 9,206,630
Automobiles 2.6%
General Motors Co. .................................................. 479,800 11,942,222
Thor Industries, Inc. ................................................. 38,900 4,434,211
16,376,433
Banks 10.1%
Bank of America Corp. ............................................... 744,300 18,518,184
Citizens Financial Group, Inc. .......................................... 323,400 8,023,554
Farmers & Merchants Bank of Long Beach ................................ 1,475 9,071,250
JPMorgan Chase & Co. ............................................... 200,800 19,405,312
PNC Financial Services Group, Inc. (The) ................................. 86,200 9,194,954
64,213,254
Building Products 2.4%
Johnson Controls International plc ....................................... 393,600 15,145,728
Chemicals 3.2%
Huntsman Corp. .................................................... 489,300 9,052,050
Westlake Chemical Corp. ............................................. 204,100 11,123,450
20,175,500
Commercial Services & Supplies 1.2%
Tetra Tech, Inc. ..................................................... 85,400 7,570,710
Consumer Finance 2.2%
Capital One Financial Corp. ........................................... 215,700 13,761,660
Diversified Financial Services 1.9%
Voya Financial, Inc. .................................................. 249,700 12,335,180
Electric Utilities 1.8%
Entergy Corp. ...................................................... 60,100 6,318,313
Pinnacle West Capital Corp. ........................................... 64,400 5,350,352
11,668,665
Electrical Equipment 2.0%
Regal Beloit Corp. ................................................... 137,840 12,677,145
Electronic Equipment, Instruments & Components 2.3%
Corning, Inc. ....................................................... 483,000 14,973,000
Energy Equipment & Services 1.5%
Schlumberger Ltd. ................................................... 531,900 9,648,666
Entertainment 1.5%
Walt Disney Co. (The) ................................................ 81,600 9,542,304
Equity Real Estate Investment Trusts (REITs) 3.9%
Brixmor Property Group, Inc. ........................................... 1,322,100 15,217,371
Mid-America Apartment Communities, Inc. ................................ 38,300 4,564,977
Vornado Realty Trust ................................................. 154,900 5,347,148
25,129,496
Food & Staples Retailing 1.3%
Walgreens Boots Alliance, Inc. ......................................... 202,500 8,243,775
Food Products 6.2%
Archer-Daniels-Midland Co. ........................................... 352,100 15,080,443

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Food Products (continued)
Kraft Heinz Co. (The) ................................................ 712,100 $ 24,481,998
39,562,441
Health Care Equipment & Supplies 2.8%
a
Envista Holdings Corp. ............................................... 360,900 7,892,883
Medtronic plc ...................................................... 104,800 10,111,104
18,003,987
Health Care Providers & Services 2.3%
Anthem, Inc. ....................................................... 54,000 14,785,200
Household Durables 2.5%
DR Horton, Inc. ..................................................... 131,300 8,686,808
Lennar Corp., A ..................................................... 99,400 7,191,590
15,878,398
Independent Power and Renewable Electricity Producers 1.6%
AES Corp. (The) .................................................... 667,100 10,159,933
Industrial Conglomerates 1.1%
General Electric Co. ................................................. 1,171,300 7,109,791
Insurance 4.9%
Everest Re Group Ltd. ............................................... 76,700 16,781,193
Hartford Financial Services Group, Inc. (The) .............................. 344,200 14,566,544
31,347,737
IT Services 1.7%
Cognizant Technology Solutions Corp., A .................................. 158,300 10,815,056
Life Sciences Tools & Services 1.5%
a
Bio-Rad Laboratories, Inc., A ........................................... 17,895 9,392,907
a
Machinery 2.2%
Oshkosh Corp. ..................................................... 128,000 10,076,160
PACCAR, Inc. ...................................................... 42,600 3,624,408
13,700,568
Media 4.6%
Comcast Corp., A ................................................... 435,280 18,629,984
a
Discovery, Inc., C ................................................... 550,440 10,430,838
29,060,822
Metals & Mining 1.6%
Reliance Steel & Aluminum Co. ......................................... 103,190 10,139,449
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp. ..................................................... 142,200 11,936,268
Kinder Morgan, Inc. .................................................. 418,200 5,896,620
Valero Energy Corp. ................................................. 98,200 5,521,786
23,354,674
Pharmaceuticals 5.1%
Merck & Co., Inc. ................................................... 243,000 19,498,320
Perrigo Co. plc ..................................................... 249,600 13,233,792
32,732,112
Semiconductors & Semiconductor Equipment 1.7%
MKS Instruments, Inc. ................................................ 86,500 11,023,560

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Software 4.9%
NortonLifeLock , Inc. ................................................. 470,300 $ 10,087,935
Oracle Corp. ....................................................... 383,300 21,253,985
31,341,920
Specialty Retail 1.5%
Dick's Sporting Goods, Inc. ............................................ 212,200 9,680,564
Technology Hardware, Storage & Peripherals 1.2%
Western Digital Corp. ................................................ 176,532 7,608,529
Textiles, Apparel & Luxury Goods 1.5%
Tapestry, Inc. ...................................................... 727,300 9,716,728
Wireless Telecommunication Services 0.8%
a
T-Mobile US, Inc. ................................................... 44,800 4,810,624
a
Total Common Stocks (Cost $555,652,426) .....................................
590,893,146
Principal
Amount
a a a a
Corporate Bonds 0.9%
Machinery 0.2%
Mueller Industries, Inc. , Sub. Note , 6% , 3/01/27 .............................
$ 1,490,000 1,510,205
Software 0.7%
b
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A , 10.5% , 2/01/24 ........ 4,661,000 4,281,804
Total Corporate Bonds (Cost $5,641,942) .......................................
5,792,009
Total Long Term Investments (Cost $561,294,368) ...............................
596,685,155
a
a a a a
Short Term Investments 6.4%
Shares
a
Money Market Funds 6.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 40,924,945 40,924,945
Total Money Market Funds (Cost $40,924,945) ..................................
40,924,945
Total Short Term Investments (Cost $40,924,945 ) ................................
40,924,945
a
Total Investments (Cost $602,219,313) 100.0% ..................................
$637,610,100
Other Assets, less Liabilities (0.0)%
†
...........................................
(357,126)
Net Assets 100.0% ...........................................................
$637,252,974
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the value of this security was $4,281,804, representing 0.7% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Small Cap Value Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 97.4%
Auto Components 0.2%
Gentex Corp. ........................................ United States 74,000 $ 1,997,260
LCI Industries ........................................ United States 18,940 2,382,652
4,379,912
Automobiles 1.8%
Thor Industries, Inc. ................................... United States 371,932 42,396,529
Banks 12.8%
Atlantic Union Bankshares Corp. .......................... United States 767,479 17,322,001
Bryn Mawr Bank Corp. ................................. United States 988,052 25,728,874
Columbia Banking System, Inc. ........................... United States 1,898,528 54,924,415
First Horizon National Corp. ............................. United States 5,959,400 55,243,638
a
First of Long Island Corp. (The) ........................... United States 1,230,606 18,348,335
German American Bancorp, Inc. .......................... United States 376,500 10,707,660
Glacier Bancorp, Inc. ................................... United States 337,616 11,921,221
Lakeland Financial Corp. ................................ United States 945,028 41,826,939
Peoples Bancorp, Inc. .................................. United States 540,026 10,838,322
South State Corp. ..................................... United States 565,024 26,929,044
TCF Financial Corp. ................................... United States 52,553 1,444,682
TriCo Bancshares ..................................... United States 154,962 4,338,936
Washington Trust Bancorp, Inc. ........................... United States 473,341 15,781,189
295,355,256
Building Products 5.9%
Fortune Brands Home & Security, Inc. ...................... United States 178,937 13,688,681
b
Gibraltar Industries, Inc. ................................ United States 602,375 31,154,835
Insteel Industries, Inc. .................................. United States 896,697 16,714,432
b
Masonite International Corp. ............................. United States 309,790 26,130,786
UFP Industries, Inc. .................................... United States 827,024 48,149,337
135,838,071
Capital Markets 1.6%
Houlihan Lokey , Inc. ................................... United States 663,200 36,343,360
Chemicals 5.1%
Avient Corp. ......................................... United States 1,774,700 42,415,330
Cabot Corp. ......................................... United States 805,048 29,368,151
Minerals Technologies, Inc. .............................. United States 955,941 44,814,514
116,597,995
Commercial Services & Supplies 1.7%
McGrath RentCorp .................................... United States 669,937 38,869,745
Communications Equipment 1.7%
b
NetScout Systems, Inc. ................................. United States 1,508,897 38,416,518
b
Construction Materials 1.5%
Eagle Materials, Inc. ................................... United States 425,042 34,101,120
Electric Utilities 1.6%
IDACORP, Inc. ....................................... United States 392,283 36,580,390
Electrical Equipment 2.9%
Encore Wire Corp. .................................... United States 66,418 3,333,519
Regal Beloit Corp. ..................................... United States 693,167 63,750,569
67,084,088
Electronic Equipment, Instruments & Components 1.8%
b
Coherent, Inc. ........................................ United States 10,774 1,495,755

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
b
FARO Technologies, Inc. ................................ United States 7,199 $ 430,716
b
II-VI, Inc. ............................................ United States 160,031 8,116,772
b
Plexus Corp. ......................................... United States 430,186 31,958,518
42,001,761
Energy Equipment & Services 0.4%
Hunting plc .......................................... United Kingdom 2,971,382 6,914,156
b
Natural Gas Services Group, Inc. ......................... United States 531,000 3,387,780
10,301,936
Equity Real Estate Investment Trusts (REITs) 2.3%
Healthcare Realty Trust, Inc. ............................. United States 623,979 18,282,585
Highwoods Properties, Inc. .............................. United States 670,628 25,711,877
Sunstone Hotel Investors, Inc. ............................ United States 1,166,677 8,726,744
Weingarten Realty Investors ............................. United States 24,600 419,676
53,140,882
Food & Staples Retailing 1.9%
b
BJ's Wholesale Club Holdings, Inc. ........................ United States 1,105,910 44,291,695
b
Food Products 2.2%
Glanbia plc .......................................... Ireland 3,205,655 38,913,333
Maple Leaf Foods, Inc. ................................. Canada 491,974 10,820,930
49,734,263
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 50,658 3,123,572
Health Care Equipment & Supplies 2.6%
b
Envista Holdings Corp. ................................. United States 1,625,368 35,546,798
b
Integer Holdings Corp. ................................. United States 370,268 24,352,527
59,899,325
Hotels, Restaurants & Leisure 4.6%
Jack in the Box, Inc. ................................... United States 777,600 63,848,736
Wyndham Hotels & Resorts, Inc. .......................... United States 963,886 42,565,206
106,413,942
Household Durables 0.7%
b
M/I Homes, Inc. ....................................... United States 380,200 15,827,726
b
Insurance 12.0%
CNO Financial Group, Inc. .............................. United States 3,221,552 48,645,435
Hanover Insurance Group, Inc. (The) ....................... United States 663,754 67,623,258
Horace Mann Educators Corp. ........................... United States 1,735,564 65,222,495
Old Republic International Corp. .......................... United States 4,153,187 66,741,715
Selective Insurance Group, Inc. ........................... United States 515,084 27,989,665
276,222,568
Leisure Products 2.9%
BRP, Inc. ............................................ United States 223,809 10,025,788
Brunswick Corp. ...................................... United States 615,629 41,234,830
Callaway Golf Co. ..................................... United States 825,052 15,717,241
66,977,859
Machinery 15.3%
Astec Industries, Inc. ................................... United States 599,763 26,683,456
Columbus McKinnon Corp. .............................. United States 458,607 15,193,650

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Machinery (continued)
Federal Signal Corp. ................................... United States 81,772 $ 2,527,572
Greenbrier Cos., Inc. (The) .............................. United States 993,235 25,555,937
Hillenbrand, Inc. ...................................... United States 830,743 24,282,618
John Bean Technologies Corp. ........................... United States 154,098 14,448,228
Miller Industries, Inc. ................................... United States 55,400 1,570,590
Mueller Industries, Inc. ................................. United States 653,499 18,271,832
Mueller Water Products, Inc., A ........................... United States 4,691,091 47,473,841
Oshkosh Corp. ....................................... United States 741,243 58,350,649
Rexnord Corp. ....................................... United States 1,955,000 56,636,350
b
SPX FLOW, Inc. ...................................... United States 934,232 37,444,019
Wabash National Corp. ................................. United States 2,078,691 23,676,290
352,115,032
Metals & Mining 2.8%
b
OceanaGold Corp. .................................... Australia 13,063,134 34,232,940
Reliance Steel & Aluminum Co. ........................... United States 313,100 30,765,206
64,998,146
Multi-Utilities 1.0%
Black Hills Corp. ...................................... United States 419,625 24,279,503
Oil, Gas & Consumable Fuels 0.8%
Crescent Point Energy Corp. ............................. Canada 12,317,000 19,035,531
Paper & Forest Products 2.6%
Louisiana-Pacific Corp. ................................. United States 886,883 28,087,585
P H Glatfelter Co. ..................................... United States 2,009,235 32,007,113
60,094,698
Professional Services 0.4%
b
Huron Consulting Group, Inc. ............................ United States 68,850 3,285,522
Kforce , Inc. .......................................... United States 178,842 5,157,803
8,443,325
Road & Rail 0.1%
Heartland Express, Inc. ................................. United States 65,300 1,324,610
Semiconductors & Semiconductor Equipment 1.3%
b
Advanced Energy Industries, Inc. ......................... United States 246,089 18,104,768
MKS Instruments, Inc. .................................. United States 42,998 5,479,665
b
Synaptics , Inc. ....................................... United States 93,333 7,468,507
31,052,940
Specialty Retail 1.7%
b
Boot Barn Holdings, Inc. ................................ United States 775,896 15,021,347
Group 1 Automotive, Inc. ................................ United States 295,076 24,792,285
39,813,632
Textiles, Apparel & Luxury Goods 2.7%
Carter's, Inc. ......................................... United States 661,874 52,102,721
b
Unifi, Inc. ........................................... United States 178,663 2,136,810
Wolverine World Wide, Inc. .............................. United States 298,854 7,184,450
61,423,981
Thrifts & Mortgage Finance 0.4%
TrustCo Bank Corp. ................................... United States 1,639,400 9,492,126
Total Common Stocks (Cost $2,153,230,117) ....................................
2,245,972,037

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 0.2%
Machinery 0.2%
Mueller Industries, Inc., Sub. Note, 6%, 3/01/27 ............... United States 4,532,000 $ 4,593,454
Total Corporate Bonds (Cost $4,532,000) .......................................
4,593,454
Total Long Term Investments (Cost $2,157,762,117) .............................
2,250,565,491
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a
Money Market Funds 2.7%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 62,049,387 62,049,387
Total Money Market Funds (Cost $62,049,387) ..................................
62,049,387
Total Short Term Investments (Cost $62,049,387 ) ................................
62,049,387
a
Total Investments (Cost $2,219,811,504) 100.3% .................................
$2,312,614,878
Other Assets, less Liabilities (0.3)% ...........................................
(6,191,302)
Net Assets 100.0% ...........................................................
$2,306,423,576
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 4 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2020, investments in “affiliated companies” were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2020, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End of Period
Investment
Income
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Full House Resorts, Inc. .... $ 4,249,282 $ — $ (2,177,928) $ 115,894 $ —
a
$ —
a
—
a
$ —
Origen Financial, Inc. ...... 171,000 — (229,900)
b
229,900 (171,000) —
c
— —
Total Affiliated Securities
(Value is —% of Net Assets) $4,420,282 $— $(2,407,828) 345,794 (171,000) $— $—
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
First of Long Island Corp. (The) 28,845,405 — — — (10,497,070) 18,348,335 1,230,606 664,527
Total Affiliated Securities
(Value is 0.8% of Net Assets) $28,845,405 $— $— — (10,497,070) $18,348,335 $664,527
a
As of July 31, 2020, no longer an affiliate.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of July 31, 2020, no longer held by the fund.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
 A summary of inputs used as of July 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $7,075,299 $32,925,118 $(37,785,707) $ — $ — $ 2,214,710 2,214,710 $ 29,874
Total Affiliated Securities .... $7,075,299 $32,925,118 $(37,785,707) $— $— $2,214,710 $29,874
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $85,446,583 $158,706,829 $(203,228,467) — — 40,924,945 40,924,945 378,772
Total Affiliated Securities .... $85,446,583 $158,706,829 $(203,228,467) $— $— $40,924,945 $378,772
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $59,956,984 $438,170,990 $(436,078,587) — — 62,049,387 62,049,387 319,693
Total Affiliated Securities .... $59,956,984 $438,170,990 $(436,078,587) $— $— $62,049,387 $319,693
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 120,411,982 $ — $ — $ 120,411,982
Short Term Investments ................... 2,214,710 — — 2,214,710
Total Investments in Securities ........... $122,626,692 $— $— $122,626,692
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 590,893,146 — — 590,893,146
Corporate Bonds ........................ — 5,792,009 — 5,792,009
Short Term Investments ................... 40,924,945 — — 40,924,945
Total Investments in Securities ........... $631,818,091 $5,792,009 $— $637,610,100
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 4,379,912 — — 4,379,912
Automobiles .......................... 42,396,529 — — 42,396,529
Banks ............................... 295,355,256 — — 295,355,256
Building Products ...................... 135,838,071 — — 135,838,071
Capital Markets ........................ 36,343,360 — — 36,343,360
Chemicals ........................... 116,597,995 — — 116,597,995
Commercial Services & Supplies ........... 38,869,745 — — 38,869,745
Communications Equipment .............. 38,416,518 — — 38,416,518
Construction Materials .................. 34,101,120 — — 34,101,120
Electric Utilities ........................ 36,580,390 — — 36,580,390
Electrical Equipment .................... 67,084,088 — — 67,084,088
Electronic Equipment, Instruments &
Components ........................ 42,001,761 — — 42,001,761
Energy Equipment & Services ............. 3,387,780 6,914,156 — 10,301,936
Equity Real Estate Investment Trusts (REITs) . 53,140,882 — — 53,140,882
Food & Staples Retailing ................. 44,291,695 — — 44,291,695
Food Products ........................ 10,820,930 38,913,333 — 49,734,263
Gas Utilities .......................... 3,123,572 — — 3,123,572
Health Care Equipment & Supplies ......... 59,899,325 — — 59,899,325
Hotels, Restaurants & Leisure ............. 106,413,942 — — 106,413,942
Household Durables .................... 15,827,726 — — 15,827,726
Insurance ............................ 276,222,568 — — 276,222,568
Leisure Products ....................... 66,977,859 — — 66,977,859
Machinery ............................ 352,115,032 — — 352,115,032
Metals & Mining ....................... 64,998,146 — — 64,998,146
Multi-Utilities .......................... 24,279,503 — — 24,279,503
Oil, Gas & Consumable Fuels ............. 19,035,531 — — 19,035,531
Paper & Forest Products ................. 60,094,698 — — 60,094,698
Professional Services ................... 8,443,325 — — 8,443,325
Road & Rail .......................... 1,324,610 — — 1,324,610
Semiconductors & Semiconductor Equipment . 31,052,940 — — 31,052,940
Specialty Retail ........................ 39,813,632 — — 39,813,632
Textiles, Apparel & Luxury Goods .......... 61,423,981 — — 61,423,981
Thrifts & Mortgage Finance ............... 9,492,126 — — 9,492,126
Corporate Bonds ........................ — 4,593,454 — 4,593,454
Short Term Investments ................... 62,049,387 — — 62,049,387
Total Investments in Securities ........... $2,262,193,935 $50,420,943 $— $2,312,614,878
a
For detailed categories, see the accompanying Statement of Investments.
6. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.